                                                        File Number  333-79049

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment Number
                                                      ---

                      Post-Effective Amendment Number  1
                                                      ---

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment Number
                                                 ---

                            VARIABLE ANNUITY ACCOUNT
     ---------------------------------------------------------------------
                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
     ---------------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
     ---------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
     ---------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)


          Dennis E. Prohofsky                             Copy to:
         Senior Vice President,                     J. Sumner Jones, Esq.
     General Counsel and Secretary                  Jones & Blouch L.L.P.
   Minnesota Life Insurance Company           1025 Thomas Jefferson St., N.W.
         400 Robert Street North                       Suite 405 West
     St. Paul, Minnesota  55101-2098               Washington, D.C.  20007
-------------------------------------------
  (Name and Address of Agent for Service)


    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE(check appropriate box)
           immediately upon filing pursuant to paragraph (b)
        --
           on (date) pursuant to paragraph (b) of Rule 485
        --
           60 days after filing pursuant to paragraph (a) (i)
        --
        X  on May 1, 2000, pursuant to paragraph (a) (i)
        --
           75 days after filing pursuant to paragraph (a) (ii)
        --
           on (date) pursuant to paragraph (a) (ii) of Rule 485.
        --
    IF APPROPRIATE, CHECK FOLLOWING BOX:
            this post-effective amendment designates a new effective date for a -- previously filed post-effective amendment.


    TITLE OF SECURITIES BEING REGISTERED
         Variable Annuity Contracts

                                  PART A

                   INFORMATION REQUIRED IN A PROSPECTUS

                          Variable Annuity Account

                     Cross Reference Sheet to Prospectus


Form N-4

Item Number     Caption in Prospectus

    1.          Cover Page

    2.          Special Terms

    3.          Questions and Answers About the Variable Annuity Contract

    4.          Condensed Financial Information Performance Data

    5.          General Descriptions

    6.          Contract Charges

    7.          Description of the Contract; General Descriptions

    8.          Description of the Contract; Annuity Payments and Options

    9.          Description of the Contract; Death Benefits

   10. Description of the Contract; Purchase Payments and Value of the Contract and Transfers

   11.          Description of the Contract; Redemptions

   12.          Federal Tax Status

   13.          Not Applicable

   14.          Table of Contents of the Statement of Additional
                Information

                              MULTIOPTION ACHIEVER

                           VARIABLE ANNUITY CONTRACT

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098

                               Ph 1-800-362-3141

                         http://www.minnesotamutual.com

This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. The contract may be used in connection with all types of personal retirement plans. It may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account.


The Variable Annuity Account invests in the following Fund portfolios:


- Advantus Series Fund, Inc.


          - all portfolios, except the Maturing Government Bond portfolios, which are only available to contracts issued prior to May 1, 2000.


- Templeton Variable Products Series Fund


          - Templeton Developing Markets Fund -- Class 2 Shares


- Janus Aspen Series


          - Capital Appreciation Portfolio - Service Shares


          - International Growth Portfolio - Service Shares


- Fidelity Variable Insurance Products Funds


          - Mid Cap Portfolio - Service Class 2 Shares


          - Contrafund Portfolio - Service Class 2 Shares


          - Equity-Income Portfolio - Service Class 2 Shares


Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site, http://www.sec.gov, via its EDGAR database.


 THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE ADVANTUS SERIES FUND, INC., THE TEMPLETON VARIABLE PRODUCTS SERIES FUND CLASS 2,


           JANUS ASPEN SERIES -- SERVICE SHARES AND FIDELITY VARIABLE


              INSURANCE PRODUCTS FUNDS -- SERVICE CLASS 2 SHARES.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


 The date of this Prospectus and of the Statement of Additional Information is:
                                  May 1, 2000.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN, OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS


                    SPECIAL TERMS                                                                1
                    QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT                    2
                    EXPENSE TABLE                                                                5
                    GENERAL DESCRIPTIONS                                                        10
                              Minnesota Life Insurance Company                                  10
                              Variable Annuity Account                                          10
                              The Funds                                                         11
                              Additions, Deletions or Substitutions                             13
                    CONTRACT CHARGES                                                            14
                              Deferred Sales Charge                                             14
                              Mortality and Expense Risk Charge                                 17
                              Administrative Charge                                             17
                              Contract Fee                                                      18
                              Premium Taxes                                                     18
                              Transaction Charges                                               18
                    EXCHANGE OFFER                                                              18
                    VOTING RIGHTS                                                               19
                    DESCRIPTION OF THE CONTRACT                                                 20
                              General Provisions                                                20
                              Annuity Payments and Options                                      22
                              Death Benefits                                                    27
                              Purchase Payments and Value of the Contract                       30
                              Redemptions                                                       35
                    FEDERAL TAX STATUS                                                          36
                    PERFORMANCE DATA                                                            41
                    STATEMENT OF ADDITIONAL INFORMATION                                         42
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION                              A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                      B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                     C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:


Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.



Accumulation Value: the sum of your values under a contract in the Variable Annuity Account and in the General Account.



Annuitant:  the person who may receive lifetime benefits under the contract.



Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.



Annuity Unit: an accounting device used to determine the amount of annuity payments.



Code:  the Internal Revenue Code of 1986, as amended.



Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.



Contract Year: a period of one year beginning with the contract date or a contract anniversary.



Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.



Funds: the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently, the portfolios of the Advantus Series Fund, Inc. ("Advantus Fund") -- please note: the Maturing Government Bond Portfolios are only available to contracts issued prior to May 1, 2000; Class 2 shares of the Templeton Developing Markets Fund a series of the Templeton Variable Products Series Fund ("Templeton Fund"); Service Shares of the Janus Aspen Series; International Growth Portfolio and Capital Appreciation Portfolio; and Service Class 2 Shares of Fidelity Variable Insurance Products Funds; Contrafund Portfolio, Equity-Income Portfolio and Mid Cap Portfolio.



General Account: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.



Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.


Purchase Payments:  amounts you pay to us under your contract.

Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.

Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Funds.

Wealthbuilder Credit: an additional amount, other than a dividend, which we may credit to your contract.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity.

WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?


The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments to the Variable Annuity Account or to our General Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values in the Variable Annuity Account. In the General Account your purchase payments receive principal and interest guarantees.


WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Fund are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000).
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in:

- Templeton Variable Products Series Fund
          - Templeton Developing Markets Fund - Class 2 Shares
- Janus Aspen Series
          - Capital Appreciation Portfolio - Service Shares
          - International Growth Portfolio - Service Shares
- Fidelity Variable Insurance Products Funds
          - Mid Cap Portfolio - Service Class 2 Shares
          - Contrafund Portfolio - Service Class 2 Shares
          - Equity-Income Portfolio - Service Class 2 Shares

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectuses for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing the contract.


CAN YOU CHANGE THE PORTFOLIO THAT YOU SELECT?



Yes. You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.


WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of 1.25% of the net asset value of the Variable Annuity Account for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We also deduct a daily charge equal to an annual rate of .15% of the net asset value for administrative expenses incurred by us. We reserve the right to increase the charge to not more than .40% of the net asset value of the separate account.


A deferred sales charge of up to 7% of purchase payments may apply if you make partial withdrawals or surrender your contract within seven or fewer years after your last purchase payment.


There is a contract fee taken annually from the accumulation value of the Contract. The charge applied will be equal to the lesser of $30 or 2% of the accumulation value at the end of the Contract Year taken generally from contracts with values of less than $50,000.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

The Portfolios pay investment advisory and other expenses. Total expenses of the
Portfolios range from      % to     % of average daily net assets of the
Portfolios on an annual basis.



We reserve the right to make a charge of up to $10 for transfers occurring more frequently than once a month. We also reserve the right to assess a $100 fee to cover administration costs associated with an exchange, if you exchange to this contract from another of our contracts.

EXPENSE TABLES



The tables shown below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. The tables show the expenses of each of the Fund Portfolios available. Expenses of the Funds are not fixed or specified under the terms of the Contract, and actual expenses may vary.


The following contract expense information is intended to illustrate the expenses of the MultiOption Achiever variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.


Contract Owner Transaction Expenses


The amount of the deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    CHARGE
----------------------------    ------
            0-1                   7%
            1-2                   7%
            2-3                   6%
            3-4                   5%
            4-5                   4%
            5-6                   3%
            6-7                   2%
      7 and thereafter            0%


Annual Contract Fee: lesser of $30 or
  2% of accumulation value (applied
  only to a Contract where the
  greater of the accumulation value
  or purchase payments, less
  withdrawals, is less than $50,000)       $30


Minnesota Life reserves the right, not currently imposed, to make a transaction charge, not to exceed $10, on transfer requests exceeding one per month.

Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Fees                     1.25%
Administrative Fee                                   .15%
                                                    -----
Total Separate Account Annual Expenses              1.40%
                                                    =====

Note: We reserve the right to increase the mortality and expense risk fees to not more than 1.40% on an annual rate and the administrative fees to not more than .40% on an annual basis.

FUND ANNUAL EXPENSES

(As a percentage of average net assets for the described Funds).



                                                                                             TOTAL FUND
                                            INVESTMENT    OTHER EXPENSES                   ANNUAL EXPENSES
                                            MANAGEMENT    (AFTER EXPENSE    DISTRIBUTION   (AFTER EXPENSE
                                               FEES       REIMBURSEMENTS)     EXPENSES     REIMBURSEMENTS)
                                            ----------    ---------------   ------------   ---------------
ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                            0.50%            0.03%              --            0.53%
  Bond Portfolio                              0.50%            0.05%              --            0.55%
  Money Market Portfolio                      0.50%            0.08%              --            0.58%
  Asset Allocation Portfolio                  0.50%            0.03%              --            0.53%
  Mortgage Securities Portfolio               0.50%            0.07%              --            0.57%
  Index 500 Portfolio                         0.40%            0.04%              --            0.44%
  Capital Appreciation Portfolio              0.75%            0.03%              --            0.78%
  International Stock Portfolio               0.70%            0.24%              --            0.94%
  Small Company Growth Portfolio              0.75%            0.04%              --            0.79%
  Value Stock Portfolio                       0.75%            0.04%              --            0.79%
  Small Company Value Portfolio(1)            0.75%            0.15%              --            0.90%
  Maturing Government Bond 2002
     Portfolio(1)                             0.25%            0.15%              --            0.40%
  Maturing Government Bond 2006
     Portfolio(1)                             0.25%            0.15%              --            0.40%
  Maturing Government Bond 2010
     Portfolio(1)                             0.25%            0.15%              --            0.40%
  Global Bond Portfolio                       0.60%            0.53%              --            1.13%
  Index 400 Mid-Cap Portfolio(1)              0.40%            0.15%              --            0.55%
  Macro-Cap Value Portfolio(1)                0.70%            0.15%              --            0.85%
  Micro-Cap Growth Portfolio(1)               1.10%            0.15%              --            1.25%
  Real Estate Securities Portfolio(1)         0.75%            0.15%              --            0.90%
TEMPLETON VARIABLE PRODUCTS SERIES FUND:
  Developing Markets Fund Class 2 shares(2)   1.25%            0.41%           0.25%            1.91%
JANUS ASPEN SERIES:
  Capital Appreciation Portfolio -- Service
     Shares(2)
  International Growth Portfolio -- Service
     Shares(2)
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
  Mid Cap Portfolio -- Service Class 2
     Shares(2)
  Contrafund Portfolio -- Service Class 2
     Shares(2)
  Equity-Income Portfolio -- Service Class
     2 Shares(2)


(1) Minnesota Life voluntarily absorbed certain expenses of the Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Small Company Value, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios for the period ended December 31, 1998. If these Portfolios had been charged for expenses, the ratio of expenses to average daily net assets (i.e., the total fund expenses absent expense reimbursements) would have been 1.07%, 1.12%, 1.33%, 1.83%, 1.36%, 2.53%, 2.10%, and 1.90%, respectively. For these Portfolios, it is Minnesota Life's intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%. Minnesota Life also reserves the option to reduce the level of other expenses which it will voluntarily absorb.


(2) This class of shares of the Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.

CONTRACT OWNER EXPENSE EXAMPLE

You would pay the following expenses on a $1,000 investment assuming:


(1) 5% annual return,

(2) redemption at the end of each time period and
(3) removal of any annual amount not subject to contingent deferred sales charge.
--------------------------------------------------------------------------------


                                                                                      IF YOU ANNUITIZE AT THE
                                              IF YOU SURRENDERED YOUR               END OF THE APPLICABLE TIME
                                            CONTRACT AT THE END OF THE            PERIOD OR YOU DO NOT SURRENDER
PORTFOLIO NAME                                APPLICABLE TIME PERIOD                       YOUR CONTRACT
--------------                         -------------------------------------   -------------------------------------
                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------   ------   -------   -------   --------
ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                      $110     $182      $245       $421      $40      $122      $205       $421
  Bond Portfolio                        $110     $182      $246       $423      $40      $122      $206       $423
  Money Market Portfolio                $111     $183      $247       $425      $41      $123      $207       $425
  Asset Allocation Portfolio            $110     $182      $245       $421      $40      $122      $205       $421
  Mortgage Securities Portfolio         $111     $183      $247       $424      $41      $123      $207       $424
  Index 500 Portfolio                   $109     $179      $241       $413      $39      $119      $201       $413
  Capital Appreciation Portfolio        $113     $189      $257       $442      $43      $129      $217       $442
  International Stock Portfolio         $114     $194      $264       $455      $44      $134      $224       $455
  Small Company Growth Portfolio        $113     $189      $257       $443      $43      $129      $217       $443
  Maturing Government Bond 2002
     Portfolio                          $109     $178      $239       $410      $39      $118      $199       $410
  Maturing Government Bond 2006
     Portfolio                          $109     $178      $239       $410      $39      $118      $199       $410
  Maturing Government Bond 2010
     Portfolio                          $109     $178      $239       $410      $39      $118      $199       $410
  Value Stock Portfolio                 $113     $189      $257       $443      $43      $129      $217       $443
  Small Company Value Portfolio         $114     $192      $262       $451      $44      $132      $222       $451
  International Bond Portfolio          $116     $199      $272       $470      $46      $139      $232       $470
  Index 400 Mid-Cap Portfolio           $110     $182      $246       $423      $40      $122      $206       $423
  Macro-Cap Value Portfolio             $113     $191      $260       $447      $43      $131      $220       $447
  Micro-Cap Growth Portfolio            $117     $202      $278       $479      $47      $142      $238       $479
  Real Estate Securities Portfolio      $114     $192      $262       $451      $44      $132      $222       $451
TEMPLETON VARIABLE PRODUCTS SERIES FUND:
  Developing Markets Fund Class 2       $124     $221      $307       $529      $54      $161      $267       $529
JANUS ASPEN SERIES:
  Capital Appreciation Portfolio --
     Service Shares
  International Growth Portfolio --
     Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
  Mid Cap Portfolio -- Service Class
     2 Shares
  Contrafund Portfolio -- Service
     Class 2 Shares
  Equity-Income Portfolio -- Service
     Class 2 Shares


--------------------------------------------------------------------------------

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than these shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS


The financial history of each sub-account may be found in Appendix A under the heading "Condensed Financial Information." The complete financial statements of the Minnesota Life Insurance Company and the Variable Annuity Account are included in the Statement of Additional Information.


CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your requests for partial withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

Yes. You may cancel your contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?


If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary. The death benefit payable to the beneficiary upon the death of the contract owner or annuitant, if applicable, if the contract owner or annuitant dies prior to his or her 80th birthday, during the accumulation period is equal to the greater of:


     -  the amount of the accumulation value payable at death; or

     - the total amount of your purchase payments, less all partial withdrawals; or

     - the last "stepped-up value" prior to the date of death, adjusted for any purchase payments or withdrawals.

If the contract owner or annuitant, if applicable, dies on or after his or her 80th birthday, the death benefit is the greater of:

     -  the accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or

     - the last "stepped-up value" prior to age 80, adjusted for any withdrawals.

The "stepped-up value" will be determined on each contract anniversary that is an exact multiple of three and is prior to the 80th birthday of the oldest owner or annuitant, if applicable.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

     -  a life annuity;

     - a life annuity with a period certain of 120 months, 180 months or 240 months;

     -  a joint and last survivor annuity; and

     -  a period certain annuity.

Each annuity option may be elected as a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are a life insurance
company.
We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. In 1998, Minnesota Mutual reorganized as a stock insurance company subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company, and took the name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

The Variable Annuity
Account is one of our
separate accounts.
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are our general corporate obligations.

Each of the sub-
accounts of the Variable
Annuity Account invests
in a different Fund
Portfolio.
The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the available Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.


                                                     INVESTMENT                      INVESTMENT
            FUND/PORTFOLIO                             ADVISER                       SUB-ADVISER
            --------------                           ----------                      -----------
 ADVANTUS SERIES FUND, INC.:
 Growth Portfolio                         Advantus Capital Management, Inc.
 Bond Portfolio                           Advantus Capital Management, Inc.
 Money Market Portfolio                   Advantus Capital Management, Inc.
 Asset Allocation Portfolio               Advantus Capital Management, Inc.
 Mortgage Securities Portfolio            Advantus Capital Management, Inc.
 Index 500 Portfolio                      Advantus Capital Management, Inc.
 Capital Appreciation Portfolio           Advantus Capital Management, Inc.    Winslow Capital
                                                                               Management, Inc.
 International Stock Portfolio            Advantus Capital Management, Inc     Templeton Investment
                                                                               Counsel, Inc.
 Small Company Growth Portfolio           Advantus Capital Management, Inc.
 Maturing Government Bond - 2002          Advantus Capital Management, Inc.
   Portfolio
 Maturing Government Bond - 2006          Advantus Capital Management, Inc.
   Portfolio
 Maturing Government Bond - 2010          Advantus Capital Management, Inc.
   Portfolio
 Value Stock Portfolio                    Advantus Capital Management, Inc.
 Small Company Value Portfolio            Advantus Capital Management, Inc.
 Global Bond Portfolio                    Advantus Capital Management, Inc     Julius Baer Investment
                                                                               Management, Inc.
 Index 400 Mid-Cap Portfolio              Advantus Capital Management, Inc.
 Macro-Cap Value Portfolio                Advantus Capital Management, Inc.    J.P. Morgan Investment
                                                                               Management, Inc.
 Micro-Cap Growth Portfolio               Advantus Capital Management, Inc     Wall Street Associates
 Real Estate Securities Portfolio         Advantus Capital Management, Inc.
 TEMPLETON VARIABLE PRODUCTS SERIES
   FUND:
 Templeton Developing Markets Fund -      Templeton Asset Management Ltd.
   Class 2 Shares

                                                     INVESTMENT                      INVESTMENT
            FUND/PORTFOLIO                             ADVISER                       SUB-ADVISER
            --------------                           ----------                      -----------
 JANUS ASPEN SERIES:
 Capital Appreciation Portfolio -         Janus Capital
   Service Shares
 International Growth Portfolio -         Janus Capital
   Service Shares
 FIDELITY VARIABLE INSURANCE PRODUCTS
   FUNDS:
 Mid Cap Portfolio - Service Class 2      Fidelity Management & Research
   Shares
 Contrafund Portfolio - Service Class     Fidelity Management & Research
   2 Shares
 Equity-Income Portfolio - Service        Fidelity Management & Research
   Class 2 Shares

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS


We may change the
Portfolios offered under
the contract.
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

Shares of the Funds are also sold to other separate accounts, which may invest premiums under variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners. However, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Possible actions could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

     -  changes in state insurance laws,

     -  changes in federal income tax laws,

     - changes in the investment management of any of the Portfolios of the Funds, or

     - differences in voting instructions between those given by policy owners and those given by contract owners.

CONTRACT CHARGES

A. DEFERRED SALES CHARGE

A deferred sales charge
may apply.
No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal or a surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts. The amount of the deferred sales charge is determined from the percentages shown in the table below. The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments we received within seven years of the date of the withdrawal or surrender.

The applicable deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT            CHARGE
----------------------------            ------
            0-1                           7%
            1-2                           7%
            2-3                           6%
            3-4                           5%
            4-5                           4%
            5-6                           3%
            6-7                           2%
      7 and thereafter                    0%

The amount of the deferred sales charge is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the deferred sales charge from all purchase payments so calculated. This amount is then deducted from your accumulation value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a deferred sales load, if the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contractowner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawn amount deducted from the accumulation value will equal $1,075.27.

The deferred sales charge will not apply to:

     - amounts withdrawn in any calendar year that are less than or equal to the greater of: (1) accumulation value less purchase payments not previously withdrawn; or (2) 10% of the sum of purchase payments not previously withdrawn that have been received by us within seven years of withdrawal;

     -  any amounts withdrawn to pay the contract fee;

     - amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable;

     -  amounts applied to provide annuity payments under an annuity option;

     - amounts withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

     - certain amounts of a contract's accumulation value withdrawn and applied to the purchase of our Adjustable Income Annuity contract, an immediate variable annuity contract (see the Adjustable Income Annuity prospectus for details);

     - a surrender or withdrawal requested any time after the first contract anniversary when benefits are payable due to a qualifying confinement in a hospital or medical care facility as described below; or

     - a surrender or withdrawal requested any time after the first contract anniversary in the event that benefits are payable because of the diagnosis of a terminal illness as described below.

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a deferred sales charge. The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

     -  prescribed by a licensed Physician in writing; and

     - based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a deferred sales charge. A terminal illness for this purpose is a condition which:

     -  is diagnosed by a licensed Physician; and

     - is expected to result in death within 12 months for 80% of diagnosed cases (except for Pennsylvania where the 80% limitation does not apply).

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means:

     - a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and

     - not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

In certain states (for example New Jersey or Texas) a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness; may be made immediately after contract issue (rather than after the first contract anniversary). Please see your contract for the applicable provision in your state.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed subject to the provisions of this contract, there will be a one year waiting period before the new owner or annuitant is eligible for these benefits.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

We pay broker-dealers to
sell the contracts.
Ascend Financial Services, Inc. ("Ascend Financial"), the principal underwriter for the contracts, may pay up to 4.75% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Ascend Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and education purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business they place with us.

B. MORTALITY AND EXPENSE RISK CHARGES


We assume mortality risk under the contract by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses.

The mortality and
expense risk charge is
1.25%, but we may
increase it to 1.40%.
For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25% of net asset value. We reserve the right to increase the charge to not more than 1.40% on an annual basis. Certain states, such as Maryland, limit our ability to increase this charge. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

C. ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Funds for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the Variable Annuity Account at the annual rate of .15% of the net asset value of the Variable Annuity Account. We reserve the right to increase this administrative charge to an annual rate of not more than .40%. Certain states, such as Maryland, limit our ability to increase this charge.

Because the charge is designed to cover administrative expenses, it is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

D. CONTRACT FEE

We charge a contract fee for maintaining the records and documents with each contract. This fee is the lesser of $30 or 2% of accumulation value at the end of the contract year. The contract fee will apply when the greater of either:

     -  accumulation value; or

     -  purchase payments, less withdrawals,

is less than $50,000 at the end of the contract year.

The fee is deducted on the contract anniversary pro-rata from the General Account and Separate Account values.

E. PREMIUM TAXES


Deduction for any applicable state premium taxes may be made from each purchase payment or when an annuity begins. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the Contract may be reduced by any premium taxes not previously deducted.


F. TRANSACTION CHARGES


There currently is no charge for any transfer. However, we reserve the right to charge up to $10, for the second and subsequent transfers in any calendar month. We also reserve the right to charge a $100 fee to cover administrative costs if you exchange the contract for another of our variable annuities.



EXCHANGE OFFER



Certain owners of fixed or variable annuity contracts issued by us may exchange an existing annuity contract for this contract. Contracts which may be exchanged under the terms of this offer include:



     - Most fixed annuity contracts issued by us or Ministers Life Insurance Company



     -  Variable annuity contracts issued by our Variable Fund D



     - Most of the MultiOption variable annuity contracts with a contingent deferred sales charge



If you own a fixed annuity contract ("Fixed Contract") and wish to exchange it for the MultiOption Achiever ("New Contract"), no deferred sales charge will be assessed at the time of the exchange. The surrender charge in your New Contract will be based on the amount of time remaining on your old Fixed Contract's surrender charge schedule.



If you own a MultiOption Annuity- Flexible or Single Payment, MultiOption Annuity Select, or a variable annuity contract issued by our Variable Fund D, (referred to collectively as "Old Contracts"), no deferred sales charge will be assessed when you exchange to the MultiOption Achiever contract ("New Contract"). Rather, in computing the surrender charge for your New Contract, we will treat all of your purchase payments to your Old Contract as if they had been made to your New Contract on the date of the very first purchase payment to the Old Contract.



Other important considerations that apply to all exchanges under this offer include:



- If you surrender your new MultiOption Achiever contract, the deferred sales charge may be higher or lower than under your old contract.



- Amounts exchanged into this contract WILL NOT BE treated as "purchase payments" for the Wealthbuilder Credit. No amount exchanged will be entitled to the Wealthbuilder Credit. Subsequent purchase payments, after the date of exchange, will be entitled to any Wealthbuilder Credit applicable under the program at the time of these payments.



- The entire amount exchanged WILL BE treated as a "purchase payment" to calculate the amounts not subject to a contingent deferred sales charge on withdrawal, otherwise known as the "free-out amount." Therefore if you are taking systematic withdrawals or amounts out of your contract to satisfy required minimum distributions for example, you need to consider this carefully as it may impact the charges imposed on your withdrawals.



- To make an exchange, you need to complete an application for this Contract and an Annuity Exchange Authorization form. You must also return your existing contract to us. Finally, a $100 administrative fee will be charged for our costs associated with the exchange. This amount must be submitted along with your completed application for this Contract. It may not be deducted from your accumulation value.



You should review both the terms of your old contract and this prospectus and carefully consider whether an exchange of your old contract is right for you. While this contract may provide new and beneficial product features to you, it also may have new or higher charges or fees than your existing contract. We reserve the right to modify or terminate this exchange offer at any time.


VOTING RIGHTS

You can instruct us how
to vote Fund shares.
We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.


DESCRIPTION OF THE CONTRACT


A. GENERAL PROVISIONS

1. Flexible Payment Variable Annuity Contract

The contract is a flexible
payment variable
annuity.
The contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.

2. Issuance of Contract

We issue the contract to
you and you select the
annuitant.
The contract is issued to you, the contract owner named in the application. You may be the annuitant or you may specify someone else to be the annuitant.

3. Modification of the Contract

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action we make before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. Purchase payments must be at least $2,000. This minimum may not apply under certain automatic or group payment plans, or if other retirement plan limitations apply. There may also be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

There is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account. In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

     - your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

     - you do not consent to our retention of your initial payment until the application is made complete.

You cannot pay more
than $5 million unless
we consent.
Total purchase payments under the contract may not exceed $5,000,000, except with our consent.

The contract permits us to cancel your contract, and pay you its accumulation value if:
We may cancel your
contract if you stop
making payments and
have a small
accumulation value.
     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     -  the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

6. Deferment of Payment

We normally pay lump
sum payments within
7 days, but may delay
payments in certain
circumstances.
We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the SEC;

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of:

     - the mortality table specified in the contract, which reflects the age of the annuitant,

     -  the type of annuity payment option you select, and

     -  the investment performance of the Fund Portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds. Thus, the annuity payments will vary with the investment experience of the assets of the Portfolios you select.

2. Electing the Retirement Date and Form of Annuity


Each of the annuity
options is available on a
fixed, variable or
combination fixed and
variable basis.

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contract requires that we must receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the later of:

     -  the 85th birthday of the annuitant, or

     -  seven years after the date of issue of the contract.

You tell us when to begin
making annuity
payments to the
annuitant, unless your
retirement plan requires
them to commence by a
certain age.
Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period of 120 months.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $20. If the first monthly annuity payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract is $1,000,000.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options


OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.


OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

NOTICE -- PLEASE READ CAREFULLY

WE HAVE BEEN ADVISED THAT IT IS THE POSITION OF THE INTERNAL REVENUE SERVICE THAT WHEN WITHDRAWALS (OTHER THAN ANNUITY PAYMENTS) ARE TAKEN FROM AN ANNUITY CONTRACT IN "PAYOUT" STATUS, SUCH AS BY CANCELING A PERIOD CERTAIN ANNUITY CONTRACT UNDER OPTION 4 PRIOR TO DEATH OF THE ANNUITANT AND TAKING A COMMUTED VALUE, THEN ALL AMOUNTS RECEIVED BY THE TAXPAYER ARE TAXABLE AT ORDINARY INCOME RATES AS AMOUNTS "NOT RECEIVED AS AN ANNUITY". IN ADDITION, SUCH AMOUNTS ARE TAXABLE TO THE RECIPIENT WITHOUT REGARD TO THE OWNER'S INVESTMENT IN THE CONTRACT OR ANY INVESTMENT GAIN WHICH MIGHT BE PRESENT IN THE CURRENT ANNUITY VALUE. THIS ADVERSE TAX RESULT MEANS THAT OWNERS OF NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS PRIOR TO THE EXERCISE OF THIS RIGHT TO COMMUTE A PERIOD CERTAIN ANNUITY CONTRACT, PRIOR TO DEATH OF THE ANNUITANT.

4. Determination of Amount of First Monthly Annuity Payment


The amount of your first
annuity payment depends
on the age of the
annuitant and the
annuity option you
select.

The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, many states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.


The amount of the first monthly payment depends on the annuity payment option elected and the "adjusted age" of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). If, when annuity payments are elected, we are using tables of annuity rates for this contract which result in larger annuity payments, we will use those tables instead.



The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 contained in a table in the contract. The contract table on which the rate per $1,000 is based assumes an interest rate of 4.5% per annum. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.


The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

The 4.5% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.5% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.5%.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.


Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.



If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments


The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.


6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

     -  .996338, and

     - the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment factor, as discussed above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

You may change
Portfolios in the annuity
period, subject to some
restrictions.
During the annuity period, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves. If you specify a sub-account of the Variable Annuity Account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account.

     - Annuity payments must have been in effect for a period of 12 months before a change may be made.

     -  Such transfers can be made only once every 12 months.

     - We must receive the written request for an annuity transfer more than 30 days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will make available to you annuity reserve amount sub-account information.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing at the time of transfer that we use to determine an initial fixed annuity payment. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account to which reserves are transferred for the period between annuity valuation dates. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant, if it occurs prior to the date that annuity payments have started. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

If the owner or the annuitant, if applicable, dies prior to his or her 80th birthday, the death benefit is the greater of:

     -  accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or


     - the last "stepped-up value" prior to the date of death, adjusted for any purchase payments and proportionately for withdrawals occurring thereafter. The definition of this "stepped-up value" is described below.


If the contract owner or the annuitant, if applicable, dies on or after his or her 80th birthday, the death benefit is the greater of:

     -  the accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or


     - the last stepped-up value prior to the date of death, adjusted proportionately for any withdrawals occurring thereafter.



The stepped-up value will be determined on each contract anniversary that is an exact multiple of three and is prior to the 80th birthday of the owner or the annuitant, if applicable. The stepped-up value is the greater of: (a) accumulation value on that contract anniversary; or (b) the previous stepped-up value adjusted proportionately for any withdrawals occurring thereafter. Where joint owners exist, there will be no further stepped-up values after the 80th birthday of the oldest joint owner. After the death of the first joint owner, stepped-up values may resume on the next contract anniversary that is an exact multiple of three providing the surviving joint owner continues the contract and has not yet reached his or her 80th birthday.


If there are joint owners of the contract, at the death of the first owner, there will be no death benefit adjustment to the accumulation value, if the surviving owner elects to continue the contract.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there will be no adjustment to the accumulation value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after the death.

If the annuitant dies after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

To illustrate the death benefit, assume a contract is issued to an owner at age
63. A single purchase payment of $10,000 is made.



On the third contract anniversary (owner age 66), the stepped-up value is determined to be $12,000, the accumulation value on that contract anniversary. The death benefit at this point in time is $12,000 since the death benefit is the greater of accumulation value ($12,000), purchase payments less withdrawals ($10,000), or the last stepped up value adjusted for any withdrawals ($12,000).



Stepped-up values and death benefits for the sixth, ninth, twelfth, and fifteenth contract anniversaries are calculated in a similar fashion and are shown in the table below. On the eighteenth contract anniversary, the death benefit is not stepped-up since there are no further stepped-up values after the 80(th) birthday of the owner.



 CONTRACT           PURCHASE PAYMENTS   ACCUMULATION    STEPPED-UP      DEATH
ANNIVERSARY   AGE   LESS WITHDRAWALS       VALUE       DEATH BENEFIT   BENEFIT
-----------   ---   -----------------   ------------   -------------   -------
     0        63         10,000            10,000            n/a       10,000
     3        66         10,000            12,000         12,000       12,000
     6        69         10,000            16,000         16,000       16,000
     9        72         10,000            18,000         18,000       18,000
    12        75         10,000            14,000         18,000       18,000
    15        78         10,000            22,000         22,000       22,000
    18        81         10,000            24,000         22,000       24,000



                              MULTIOPTION ACHIEVER


                           DEATH BENEFIT ILLUSTRATION

[PERFORMANCE GRAPH]

                                                 PURCHASE PAYMENTS LESS                                     STEPPED-UP DEATH
                                                       WITHDRAWALS             ACCUMULATION VALUE                BENEFIT
                                                 ----------------------        ------------------           ----------------
63                                                      10000.00                    10000.00                    10000.00
                                                        10000.00                     8000.00                    10000.00
                                                        10000.00                    11500.00                    10000.00
66                                                      10000.00                    12000.00                    10000.00
                                                        10000.00                    14000.00                    12000.00
                                                        10000.00                    17000.00                    12000.00
69                                                      10000.00                    16000.00                    12000.00
                                                        10000.00                    15000.00                    16000.00
                                                        10000.00                    16000.00                    16000.00
72                                                      10000.00                    18000.00                    16000.00
                                                        10000.00                    21000.00                    18000.00
                                                        10000.00                    20000.00                    18000.00
75                                                      10000.00                    14000.00                    18000.00
                                                        10000.00                    18000.00                    18000.00
                                                        10000.00                    19000.00                    18000.00
78                                                      10000.00                    22000.00                    18000.00
                                                        10000.00                    24000.00                    22000.00
                                                        10000.00                    20000.00                    22000.00
81                                                      10000.00                    24000.00                    22000.00
                                                        10000.00                    23000.00                    22000.00
                                                        10000.00                    22000.00                    22000.00


The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the guaranteed death benefit provision of the Contract.



Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.


D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocations will be treated as incomplete.

Initial purchase payments
are credited within
2 business days of our
receipt of a complete
application.
If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until we receive a completed application. We will immediately return your initial purchase payment in full if it appears your application cannot be completed within five business days, unless you specifically consent to our holding your purchase payment until your application is completed.


We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.


The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios you select.


Subsequent purchase
payments are credited on
the day we receive them,
or on the next business
day if they arrive late in
the day.

We will determine the value of accumulation units on each day on which each Portfolio is valued. The net asset value of the Portfolios' shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (currently, 3:00 p.m., Central time), on each day, Monday through Friday, except:

     - days on which changes in the value of that Fund's portfolio securities will not materially affect the current net asset value of that Portfolio's shares,

     - days during which none of that Portfolio's shares are tendered for redemption and no order to purchase or sell that Portfolio's shares is received by that Portfolio and

     - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Transfers

Upon your written request, values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. We will make the transfer on the basis of accumulation unit values next determined upon receipt of your request at our home office. No deferred sales charge will be imposed on transfers. There is no dollar amount limitation on transfers and we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once a month. No charge is currently imposed.


The contracts permit us to limit the frequency and amount of transfers from our General Account to the Variable Annuity Account. Except as provided below, we limit such transfers to a single such transfer during any calendar year and to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer. However, in the case of General Account accumulation values of $1,000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. Where you have a systematic transfer arrangement with us, you may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. If you transfer a specified amount from the General Account, the maximum initial amount that may be transferred may not exceed 10% of your current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners.

Systematic transfers and
telephone transfers are
available.
Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date. In the absence of specific instructions, systematic transfers will be made on a monthly basis and will remain active until the appropriate sub-account accumulation value is depleted. Systematic transfer arrangements are limited to a maximum of twenty sub-accounts. There will be no charge for systematic transfers.

As a type of systematic transfer arrangement, for certain contracts we offer automatic portfolio rebalancing ("APR") on a quarterly, semi-annual and annual basis. Instructions to us must be in whole percentages totaling 100%. They will be treated as instructions for transfers to and from the various sub-accounts. Rebalancing instructions will not affect the current allocation of future purchase payments; they may differ from those future allocations and are not limited to any minimum or maximum number of sub-accounts. There will be no charge for APR transfers. APR is not available for values in the General Account or in the Advantus Fund Maturing Government Bond Portfolios.

You may effect transfers, cancel automatic premium plans or change the allocation of your future purchase payments by telephone. Telephone transfers are subject to the same conditions and procedures as written transfer requests. During periods of marked economic or market changes, you may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. If that occurs, you should consider submitting a written transfer request while continuing to attempt a telephone redemption. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- telephone transfer privileges. For more information on telephone transfers, contact us at 1-800-362-3141.

Telephone contract services are automatically available to you. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or a person authorized by the owner to personally identify themselves in telephone conversations through information we designate. We record your telephone transfer instruction conversations and we provide you with a written confirmation of your telephone transfer.


The underlying funds may restrict the amounts or frequency of transfers to or from a sub-account of the separate account in order to protect fund shareholders.


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts were required. Therefore, the General Account is not described here.

3. MultiOption Wealthbuilder Credit


If you make very large
purchase payments we
may credit your contract
with extra values
("Wealthbuilder Credits").


Where allowed by law, we reserve the right to credit certain additional amounts ("Wealthbuilder Credit") to your contract if you make large purchase payments. We pay for your Wealthbuilder credit with funds from our General Account. We reserve the right to modify, suspend or terminate this wealthbuilder credit program at any time, or from time to time, without notice.



The current breakpoints for qualifying for a Wealthbuilder Credit are shown below. Also shown is the value of the Wealthbuilder Credit as a percentage of your purchase payment.


                                 WEALTHBUILDER CREDIT AS A
   PURCHASE PAYMENT          PERCENTAGE OF THE PURCHASE PAYMENT
   ----------------          ----------------------------------
$        0- 499,999                        0.000%
   500,000- 749,999                        0.375
   750,000- 999,999                        0.750
 1,000,000-1,499,999                       1.125
 1,500,000-1,999,999                       1.500
 2,000,000-2,499,999                       1.875
 2,500,000-2,999,999                       2.250
 3,000,000-3,999,999                       2.625
 4,000,000-5,000,000                       3.000


Wealthbuilder Credits
may have tax
consequences.


Your Wealthbuilder Credit is added the next business day after your purchase payments are allocated to your contract, and is allocated to the investment options in the same manner as the purchase payment. If you exercise your right to return your contract under the free look provision, the value of any Wealthbuilder Credit as of the date your contract is cancelled will be deducted from your accumulated value prior to determining the amount to be returned to you. This means that any loss attributable to the Wealthbuilder Credit amount will be borne by Minnesota Life if cancelled during the free look period. Similarly, the gain, if any attributable to the Wealthbuilder Credit amount, will be recaptured by Minnesota Life in the event of cancellation during the free look period. However, the total amount deducted will not exceed the total sales charge of the contract.



We do not consider the Wealthbuilder Credit to be part of your "investment in the contract" for income tax purposes (see "Federal Tax Status"). Generally, Wealthbuilder Credit will be treated as gain upon distribution. Wealthbuilder Credit amounts may be withdrawn without assessment of the deferred sales charge (see "Deferred Sales Charge").



Each time a new purchase payment is made, a new Wealthbuilder Credit will be calculated. The applicable percentage from the chart will be based on the total cumulative purchase payments to date, including the new purchase payment, less all prior purchase payments withdrawn. The new Wealthbuilder Credit equals this percentage multiplied by the amount of the new purchase payment.

4. Value of the Contract

Your contract's
accumulation value
varies with the
performance of the
Portfolios you select and
is not guaranteed.
The accumulation value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each sub-account to which you allocate values by the current value of these units and then adding the values so calculated. There is no assurance that your accumulation value will equal or exceed your purchase payments. We will advise you periodically of the number of accumulation units in your contract, the current value of each accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.


The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.


6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum and a deduction for the administration charge at the current rate of .15% per annum.

The gross investment rate is equal to:

     - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

     - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. Your request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: (651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Your accumulation value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. We will waive the applicable dollar amount limitation:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - the withdrawal is requested because of an excess contribution to a tax-qualified contract.


Withdrawal values will be determined as of the valuation date we received your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals including systematic withdrawals, will be made from the sub-accounts on a pro-rata basis. Please note that we can only make pro-rata withdrawals from 20 sub-accounts on systematic withdrawals.


Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single cash sum the accumulation value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender that annuity benefit and receive a single sum instead.

2. Right of Cancellation

You can cancel your
contract within 10 days
of receiving it and we
will refund you the
greater of your
accumulation value or
your purchase payments.
You should read your contract carefully as soon as you receive it. You may cancel your purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract, we will refund to you the greater of:

     -  the accumulation value of the contract, or

     -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. For example, California's free look period is thirty days. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any additional amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION

We are not offering tax
advice. You should
consult your own tax
adviser.
Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Taxes on gains under the
contract are normally
deferred until there is a
distribution of contract
values.
Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, deferred annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

Ordinary income tax
rates apply to amounts
distributed in excess of
purchase payments.
Gains are assumed to be
distributed before return
of purchase payments.
The taxable portion of amounts you receive in the event of a full surrender of an annuity is generally the amount in excess of the cost basis (i.e., purchase payments) for the contract. Amounts withdrawn upon a partial withdrawal from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.


The taxable portion for annuity payments, is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract. The taxable part is taxed at ordinary income rates.



A penalty tax may apply
to distributions prior to
age 59 1/2.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply:

     -  where the taxpayer is 59 1/2 or older,

     -  where payment is made on account of the taxpayer's disability, or

     -  where payment is made by reason of the death of the owner, and

     -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

Transfers, assignments
and certain designations
of annuitants can have
tax consequences.
A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Variable Annuity Account.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     - if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     - if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner, generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Congress may change the
tax laws and reduce or
eliminate any tax
advantages of the
contract.
Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive

(that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     -  contributions in excess of specified limits;

     -  distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.


For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.


WITHHOLDING

Distributions are subject
to income tax
withholding requirements
unless you take steps to
prevent it.
In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more;

     -  a required minimum distribution; or

     -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a qualified tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the underlying Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us. The Money Market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.



STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A--CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS


                                                                        Page A-1

APPENDIX B--ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 6.66% and 12.00%.

For illustration purposes, an average annual expense equal to 2.16% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 2.16% includes: 1.25% for Mortality and Expense Risk, .15% for Administrative Charge and an average of .76% for investment management and other Fund expenses. These expenses are listed for each portfolio in the table following.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

Page B-1

         ACTUAL 1999 VARIABLE ANNUITY ACCOUNT CHARGES AND FUND EXPENSES



                                            MORTALITY &                       FUND       OTHER
                                              EXPENSE     ADMINISTRATIVE   MANAGEMENT     FUND     DISTRIBUTION
    SEPARATE ACCOUNT SUB-ACCOUNT NAME          RISK           CHARGE          FEE       EXPENSES     EXPENSES      TOTAL
    ---------------------------------       -----------   --------------   ----------   --------   ------------    -----
ADVANTUS SERIES FUNDS INC:
  Growth..................................     1.25%           .15%           .50%        .03%           --        1.93%
  Bond....................................     1.25%           .15%           .50%        .05%           --        1.95%
  Money Market............................     1.25%           .15%           .50%        .08%           --        1.98%
  Asset Allocation........................     1.25%           .15%           .50%        .03%           --        1.93%
  Mortgage Securities.....................     1.25%           .15%           .50%        .07%           --        1.97%
  Index 500...............................     1.25%           .15%           .40%        .04%           --        1.84%
  Capital Appreciation....................     1.25%           .15%           .75%        .03%           --        2.18%
  International Stock.....................     1.25%           .15%           .70%        .24%           --        2.34%
  Small Company Growth....................     1.25%           .15%           .75%        .04%           --        2.19%
  Maturing Government Bond 2002(1)........     1.25%           .15%           .25%        .15%           --        1.80%
  Maturing Government Bond 2006(1)........     1.25%           .15%           .25%        .15%           --        1.80%
  Maturing Government Bond 2010(1)........     1.25%           .15%           .25%        .15%           --        1.80%
  Value Stock.............................     1.25%           .15%           .75%        .04%           --        2.19%
  Small Company Value(1)..................     1.25%           .15%           .75%        .15%           --        2.30%
  Global Bond.............................     1.25%           .15%           .60%        .53%           --        2.53%
  Index 400 Mid-Cap(1)....................     1.25%           .15%           .40%        .15%           --        1.95%
  Macro-Cap Value(1)......................     1.25%           .15%           .70%        .15%           --        2.25%
  Micro-Cap Growth(1).....................     1.25%           .15%          1.10%        .15%           --        2.65%
  Real Estate Securities(1)...............     1.25%           .15%           .75%        .15%           --        2.30%
TEMPLETON VARIABLE PRODUCTS SERIES FUND:
  Templeton Developing Markets Portfolio
     Class 2(2)...........................     1.25%           .15%          1.25%        .41%         .25%        3.31%
JANUS ASPEN SERIES:
  Capital Appreciation Portfolio-Service
     Shares (2)...........................
  International Growth Portfolio-Service
     Shares (2)...........................
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUNDS:
  Mid Cap Portfolio-Service Class 2
     Shares (2)...........................
  Contrafund Portfolio-Service Class 2
     Shares (2)...........................
  Equity-Income Portfolio-Service Class 2
     Shares (2)...........................
  Average.................................     1.25%           .15%           .61%        .14%         .01%        2.16%


(1) Minnesota Life voluntarily absorbed certain expenses of the Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Small Company Value, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios for the period ended December 31, 1998. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been 1.07%, 1.12%, 1.33%, 1.83%, 1.36%, 2.53%, 2.10%, and 1.90%, respectively. For these portfolios, it is Minnesota Life's intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%. Minnesota Life also reserves the option to reduce the level of other expenses which it will voluntarily absorb.


(2) This class of shares of the Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.


                                                                        Page B-2

                      VARIABLE ANNUITY PAYOUT ILLUSTRATION

PREPARED FOR: Client                                 ANNUITIZATION OPTION: 10 Year Certain with Life
                                                     Contingency
PRESENTED BY: Minnesota Life                         ANNUITY COMMENCEMENT: 06/01/1999
SEX: Male                  DATE OF                   SINGLE PAYMENT RECEIVED: $100,000.00
  BIRTH: 06/01/1934
ISSUE STATE: MN                                      FUNDS: Non-Qualified
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)                INITIAL MONTHLY INCOME: $663.26
                                                     AMOUNT ALLOCATED TO VARIABLE: $100,000.00

The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.

                                                                                 MONTHLY INCOME ASSUMING
                                                                                  ANNUAL RATE OF RETURN
                                                                       -------------------------------------------
                                                   BEGINNING           0.00% GROSS     6.66% GROSS    12.00% GROSS
                     DATE                           OF YEAR     AGE    (-2.16% NET)    (4.50% NET)    (9.84% NET)
                     ----                          ---------    ---    ------------    -----------    ------------
June 01, 1999..................................        1         65        663             663             663
June 01, 2000..................................        2         66        621             663             697
June 01, 2001..................................        3         67        581             663             733
June 01, 2002..................................        4         68        544             663             770
June 01, 2003..................................        5         69        510             663             810
June 01, 2005..................................        7         71        447             663             894
June 01, 2007..................................        9         73        392             663             988
June 01, 2009..................................       11         75        343             663           1,092
June 01, 2011..................................       13         77        301             663           1,206
June 01, 2013..................................       15         79        264             663           1,333
June 01, 2015..................................       17         81        231             663           1,472
June 01, 2017..................................       19         83        203             663           1,627
June 01, 2019..................................       21         85        178             663           1,797
June 01, 2021..................................       23         87        156             663           1,985
June 01, 2023..................................       25         89        137             663           2,194
June 01, 2025..................................       27         91        120             663           2,423
June 01, 2027..................................       29         93        105             663           2,677
June 01, 2029..................................       31         95         92             663           2,958
June 01, 2031..................................       33         97         81             663           3,268
June 01, 2034..................................       36        100         66             663           3,795

IF YOU APPLIED THE AMOUNT OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $698.41.

Net rate of return reflects expenses totaling 2.16%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge, .15% administrative charge and .76% for the Series Fund management fee and other fund expenses (this is an average with the actual varying from .40% to 1.91%).

Minnesota Life MultiOption variable annuities are available through Ascend Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account, Advantus Series Fund, Inc. and Templeton Variable Products Series Fund.

 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

Page B-3

APPENDIX C--TYPES OF QUALIFIED PLANS


PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the Contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased

                                                                        Page C-1
to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

Page C-2

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4




ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 Directors and Principal Management Officers of Minnesota Life
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements



                              Variable Annuity Account
                ("Variable Annuity Account"), a Separate Account of

                          Minnesota Life Insurance Company
                                 ("Minnesota Life")
                              400 Robert Street North
                          St. Paul, Minnesota  55101-2098
                             Telephone:  1-800-362-3141

                        Statement of Additional Information

The date of this document and the Prospectus is: May 1, 2000

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

          Directors and Principal Management Officers of Minnesota Life Distribution of Contract
          Performance Data
          Auditors
          Registration Statement
          Financial Statements

           DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                               Principal Occupation

Anthony L. Andersen                     Chair-Board of Directors, H. B. Fuller
                                        Company, St. Paul, Minnesota, since June
                                        1995, prior thereto for more than five
                                        years President and Chief Executive
                                        Officer, H. B. Fuller Company (Adhesive
                                        Products)

Leslie S. Biller                        Vice Chairman and Chief Operating
                                        Officer, Wells Fargo & Company, San
                                        Francisco, California (Banking)

John F. Grundhofer                      President, Chairman and Chief Executive
                                        Officer, U.S. Bancorp, Minneapolis,
                                        Minnesota (Banking)

Robert E. Hunstad                       Executive Vice President,
                                        Minnesota Life Insurance
                                        Company, St. Paul, Minnesota

Dennis E. Prohofsky                     Senior Vice President, General
                                        Counsel and Secretary,
                                        Minnesota Life Insurance
                                        Company, St. Paul, Minnesota

Robert L. Senkler                       Chairman of the Board, President and
                                        Chief Executive Officer, Minnesota Life
                                        Insurance Company, since August 1995;
                                        prior thereto for more than five years
                                        Vice President and Actuary, Minnesota
                                        Life Insurance Company

Michael E. Shannon                      Chairman, Chief Financial and
                                        Administrative Officer, Ecolab, Inc.,
                                        St. Paul, Minnesota (Develops and
                                        Markets Cleaning and Sanitizing
                                        Products)

William N. Westhoff                     Senior Vice President, Minnesota Life
                                        Insurance Company, St. Paul,
                                        Minnesota since April 1998,  prior
                                        thereto, Senior Vice President, Global
                                        Investments, American Express Financial
                                        Corporation, Minneapolis, Minnesota
                                        from August 1994 to October 1997

Frederick T. Weyerhaeuser               Retired since April 1998, prior thereto
                                        Chairman and Treasurer, Clearwater
                                        Investment Trust since May 1996, prior
                                        thereto for more than five years,
                                        Chairman, Clearwater Management Company,
                                        St. Paul, Minnesota (Financial
                                        Management)

Principal Officers (other than Directors)


               Name                           Position


          John F. Bruder                Senior Vice President

          Keith M. Campbell             Senior Vice President

          Robert E. Hunstad             Executive Vice President

          James E. Johnson              Senior Vice President and Actuary

          Dennis E. Prohofsky           Senior Vice President, General Counsel
                                        and Secretary

          Gregory S. Strong             Senior Vice President and Chief
                                        Financial Officer

          Terrence M. Sullivan          Senior Vice President

          Randy F. Wallake              Senior Vice President

          William N. Westhoff           Senior Vice President and Treasurer



All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments.

                              DISTRIBUTION OF CONTRACT

    The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 1999, 1998, and 1997 were $16,104,617, $15,989,724, and $15,067,613 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 1999. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.


The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Growth Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 2, 1994, Minnesota Life has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 2006 and 2010; and fees and expenses that exceed .20% of the average daily net assets of the Maturing Government Bond Portfolio maturing in 2002. Subsequent to May 1, 1998, Minnesota Life has voluntarily absorbed fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolio maturing in 2002.

For the period subsequent to October 1, 1997, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 1, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .90% of the average daily net assets of the Real Estate Securities Portfolio. There is no specified or minimum period of time during which Minnesota Life has agreed to continue its voluntary absorption of these expenses, and Minnesota Life may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 1998 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.




AVERAGE ANNUAL TOTAL RETURN

                                         Year Ended              Five Years       Ten Years      From Inception        Date of
                                          12/31/98             Ended 12/31/98   Ended 12/31/98     to 12/31/98        Inception
                                          --------             --------------   --------------     -----------        ---------
Growth Sub-Account                        (25.73%)   25.73%  (19.24%) 19.24%  (15.50%)  15.51%     (n/a)      n/a     12/3/85

Bond Sub-Account                          (-2.47%)   -2.47%   (4.21%)  4.21%   (6.98%)   7.01%     (n/a)      n/a     12/3/85

Money Market Sub-Account                  (-3.56%)   -3.56%   (2.57%)  2.58%   (3.54%)   3.63%     (n/a)      n/a     12/3/85

Asset Allocation Sub-Account              (14.84%)   14.84%  (13.16%) 13.16%  (12.43%)  12.43%     (n/a)      n/a     12/3/85

Mortgage Securities
  Sub-Account                             (-1.98%)   -1.98%   (4.68%)  4.68%   (7.28%)   7.30%     (n/a)      n/a      6/1/87

Index 500 Sub-Account                     (19.12%)   19.12%  (21.16%) 21.16%  (16.79%)  16.80%     (n/a)      n/a      6/1/87

Capital Appreciation
  Sub-Account                             (21.92%)   21.92%  (17.73%) 17.73%  (16.85%)  16.89%     (n/a)      n/a      6/1/87

International Stock
  Sub-Account                             (-1.95%)   -1.95%   (8.04%)  8.04%    (n/a)     n/a    (10.63%)    10.64%    5/1/92

Small Company Growth                      (-7.21%)   -7.21%   (8.05%)  8.05%    (n/a)     n/a    (10.13%)    10.13%    5/3/93
  Sub-Account

Maturing Government Bond
  2002 Sub-Account                          (.41%)    1.01%    (n/a)    n/a     (n/a)     n/a     (6.15%)     7.08%    5/2/94

Maturing Government Bond
  2006 Sub-Account                         (5.08%)    5.69%    (n/a)    n/a     (n/a)     n/a     (8.87%)    10.04%    5/2/94

 Maturing Government Bond
  2010 Sub-Account                         (4.24%)    5.61%    (n/a)    n/a     (n/a)     n/a     (9.88%)    11.62%    5/2/94

Value Stock Sub-Account                   (-6.73%)   -6.73%    (n/a)    n/a     (n/a)     n/a    (16.64%)    16.71%    5/2/94

Small Company Value
  Sub-Account                            (-15.76%)  -15.11%    (n/a)    n/a     (n/a)     n/a   (-11.37%)   -10.83%   10/1/97

Global Bond Sub-Account                    (7.48%)    7.48%    (n/a)    n/a     (n/a)     n/a     (5.68%)     5.68%   10/1/97

Index 400 Mid-Cap
  Sub-Account                              (7.36%)    7.97%    (n/a)    n/a     (n/a)     n/a     (5.58%)     6.06%   10/1/97

Macro-Cap Value
  Sub-Account                             (12.29%)   13.54%    (n/a)    n/a     (n/a)     n/a     (6.99%)     8.35%  10/15/97

Micro-Cap Growth
  Sub-Account                              (4.01%)    4.79%    (n/a)    n/a     (n/a)     n/a    (-9.13%)    -8.35%   10/1/97

Real Estate Securities
  Sub-Account                               (n/a)      n/a     (n/a)    n/a     (n/a)     n/a   (-23.25%)   -22.73%    5/1/98

Templeton Developing
  Markets Class 2 Sub-Account            (-29.19%)  -29.19%    (n/a)    n/a     (n/a)     n/a   (-45.37%)   -45.37%   10/1/97




The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges or contract fees. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1998, are shown in the table below. A deferred sales charge has been applied to the initial payment; no additional 'free' amounts have been deducted. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges or contract fees, would have been had Minnesota Life not absorbed Fund expenses as described above.


                                 Year Ended           Five Years            Ten Years           From Inception     Date of
                                  12/31/98          Ended 12/31/98       Ended 12/31/98           to 12/31/98     Inception
                                  --------          --------------       --------------           -----------     ---------
Growth Sub-Account           (32.84%)   32.84%     (19.73%)    19.73%  (15.59%)    15.60%       (n/a)       n/a    12/3/85

Bond Sub-Account              (4.61%)    4.61%      (4.97%)     4.97%   (7.07%)     7.10%       (n/a)       n/a    12/3/85

Money Market Sub-Account      (3.52%)    3.52%      (3.36%)     3.38%   (3.62%)     3.71%       (n/a)       n/a    12/3/85

Asset Allocation
  Sub-Account                (21.94%)   21.94%     (13.73%)    13.73%  (12.52%)    12.52%       (n/a)       n/a    12/3/85

Mortgage Securities
  Sub-Account                 (5.10%)    5.10%      (5.42%)     5.42%   (7.36%)     7.38%       (n/a)       n/a     6/1/87

Index 500 Sub-Account        (26.22%)   26.22%     (21.62%)    21.62%  (16.88%)    16.90%       (n/a)       n/a     6/1/87

Capital Appreciation
  Sub-Account                (29.02%)   29.02%     (18.24%)    18.24%  (16.94%)    16.98%       (n/a)       n/a     6/1/87

International Stock
  Sub-Account                 (5.13%)    5.13%      (8.71%)     8.71%    (n/a)       n/a      (10.89%)    10.90%    5/1/92

Small Company Growth
  Sub-Account                 (-.13%)    -.13%      (8.72%)     8.72%    (n/a)       n/a      (10.55%)    10.55%    5/3/93

Maturing Government Bond
  2002 Sub-Account            (7.50%)    8.10%       (n/a)       n/a     (n/a)       n/a       (6.91%)     7.83%    5/2/94

Maturing Government Bond
  2006 Sub-Account           (12.17%)   12.78%       (n/a)       n/a     (n/a)       n/a       (9.58%)    10.72%    5/2/94

Maturing Government Bond
  2010 Sub-Account           (11.33%)   12.70%       (n/a)       n/a     (n/a)       n/a      (10.56%)    12.27%    5/2/94

Value Stock Sub-Account        (.35%)     .35%       (n/a)       n/a     (n/a)       n/a      (17.21%)    17.29%    5/2/94

Small Company Value
  Sub-Account                (-8.69%)   -8.04%       (n/a)       n/a     (n/a)       n/a      (-5.58%)    -5.04%   10/1/97

Global Bond Sub-Account      (14.57%)   14.57%       (n/a)       n/a     (n/a)       n/a      (11.25%)    11.25%   10/1/97

Index 400 Mid-Cap
  Sub-Account                (14.45%)   15.06%       (n/a)       n/a     (n/a)       n/a      (11.15%)    11.62%   10/1/97

Macro-Cap Value
  Sub-Account                (19.39%)   20.64%       (n/a)       n/a     (n/a)       n/a      (12.54%)    13.90%  10/15/97

Micro-Cap Growth
  Sub-Account                (11.10%)   11.88%       (n/a)       n/a     (n/a)       n/a      (-3.38%)    -2.60%   10/1/97

Real Estate Securities
  Sub-Account                  (n/a)      n/a        (n/a)       n/a     (n/a)       n/a     (-16.20%)   -15.69%    5/1/98

Templeton Developing
  Markets Class 2
  Sub-Account               (-22.13%)  -22.13%       (n/a)       n/a     (n/a)       n/a     (-38.90%)   -38.90%   10/1/97



CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1998 were 2.95% and 2.99%, respectively. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is the lesser of 2% of the accumulation value or $30. It is taken generally from contracts with values of less than $50,000).

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Therefore, for periods prior to the date of this Prospectus the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first commenced operations. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges, or any applicable contract fees.

The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 1998 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described.

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding Fund Portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $37,500 is assumed and the deductions of annual contract fees equivalent to .08% of ending contract value are included in all surrender values. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses, described below. The figures in parentheses show what the average annual total returns would have been had Minnesota Life not absorbed Fund expenses as described.

CUMULATIVE TOTAL RETURN

                                                  From Inception             Date of
                                                    TO 12/31/98             Inception
                                                  --------------            ---------
Growth Sub-Account                         (397.92%)          403.65%        12/3/85

Bond Sub-Account                           (138.80%)          140.87%        12/3/85

Money Market Sub-Account                    (59.19%)           64.46%        12/3/85

Asset Allocation Sub-Account               (279.05%)          280.21%        12/3/85

Mortgage Securities Sub-Account            (122.03%)          122.73%         6/1/87

Index 500 Sub-Account                      (365.72%)          367.52%         6/1/87

Capital Appreciation Sub-Account           (360.89%)          367.34%         6/1/87

International Stock Sub-Account             (99.19%)           99.28%         5/1/92

Small Company Growth Sub-Account            (76.54%)           76.57%         5/3/93

Maturing Government Bond
     2002 Sub-Account                       (36.61%)           42.14%         5/2/94

Maturing Government Bond
     2006 Sub-Account                       (53.24%)           60.86%         5/2/94

Maturing Government Bond
     2010 Sub-Account                       (59.78%)           71.65%         5/2/94

Value Stock Sub-Account                    (109.83%)          110.46%         5/2/94

Small Company Value Sub-Account             (-6.92%)           -6.26%        10/1/97

Global Bond Sub-Account                     (14.26%)           14.26%        10/1/97

Index 400 Mid-Cap Sub-Account               (14.13%)           14.73%        10/1/97

Macro-Cap Value Sub-Account                 (15.92%)           17.66%       10/15/97

Micro-Cap Growth Sub-Account                (-4.02%)           -3.24%        10/1/97

Real Estate Securities Sub-Account         (-16.20%)          -15.69%         5/1/98

Templeton Developing Markets Class 2
  Sub-Account                              (-45.98%)          -45.98%        10/1/97



PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable Minnesota Life to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                                                  2T
                                 AVM = P(1 + AGR/2)

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, Minnesota Life may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE. Minnesota Life calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.


Minnesota Life expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different. The Maturing Government Bond portfolios are available only to contracts issued prior to May 1, 2000.


                                      AUDITORS

The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.

                               REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 1999, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report, to be filed by subsequent amendment.

          2. Statements of Assets and Liabilities, December 31, 1999, to be filed by subsequent amendment.

          3. Statements of Operations, year ended December 31, 1999, to be filed by subsequent amendment.

          4. Statements of Changes in Net Assets, year ended December 31, 1999, to be filed by subsequent amendment.

          5. Notes to Financial Statements, to be filed by subsequent amendment.

     (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1999 and 1998, to be filed by subsequent amendment.

          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1999 and 1998, to be filed by subsequent amendment.

          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999, 1998 and 1997, to be filed by subsequent amendment.

          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999, 1998 and 1997, to be filed by subsequent amendment.

          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999, 1998 and 1997, to be filed by subsequent amendment.

          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999 and 1998, to be filed by subsequent amendment.

          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 1999, to be filed by subsequent amendment.

          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999 and 1998, to be filed by subsequent amendment.

          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 1999, 1998 and 1997, to be filed by subsequent amendment.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference

               (b) The Dealer Selling Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 99-70017 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Tax Sheltered Annuity Loan Agreement, form 99-70006 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (c) The Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) The Endorsement, form MHC-82-9032 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity SIMPLE - (IRA) Agreement, form MHC-98-9431 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 99-70020 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          7.   Not applicable.

          8.   Not applicable.

          9.   Opinion and consent of Donald F. Gruber, Esq.

         10.   Consent of KPMG LLP, not applicable.

         11.   Not applicable.

         12.   Not applicable.

         13.   Schedule for Computation of Performance Quotation

               (a) Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (c) Money Market Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) Asset Allocation Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) Mortgage Securities Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Index 500 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Capital Appreciation Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) International Stock Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) Small Company Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) Maturing Government Bond 2002 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (k) Maturing Government Bond 2006 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (l) Maturing Government Bond 2010 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) Value Stock Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (n) Small Company Value Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (o) Global Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (p) Index 400 Mid-Cap Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (q) Macro-Cap Value Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (r) Micro-Cap Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (s) Real Estate Securities Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Templeton Developing Market Class 2 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.




         15. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal            Positions and Offices      Positions and Offices
Business Address              with Insurance Company     with Registrant
----------------              ----------------------     ---------------


Anthony L. Andersen           Director                   None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

Leslie S. Biller              Director                   None
Wells Fargo & Company
MAC 0101-121
420 Montgomery Street
San Francisco, CA 94104

John F. Bruder                Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101



John F. Grundhofer            Director                   None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad             Director and Executive     None
Minnesota Life Insurance      Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson              Senior Vice President      None
Minnesota Life Insurance      and Actuary
 Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky           Director Senior Vice       None
Minnesota Life Insurance      President, General
 Company                      Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler             Chairman, President and    None
Minnesota Life Insurance      Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101


Michael E. Shannon            Director                   None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong             Senior Vice President      None
Minnesota Life Insurance      and Chief Financial
 Company                      Officer
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan          Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake              Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff           Director, Senior Vice      None
Minnesota Life Insurance      President and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser     Director                   None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company
     HomePlus Insurance Agency, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     MIMLIC Life Insurance Company (Arizona)
     Robert Street Energy, Inc.
     Personal Finance Company (Delaware)
     Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:


     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)
     Worthmark Financial Services, LLC (Delaware)


Wholly-owned subsidiaries of Enterprise Holding Corporation:


     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Lafayette Litho, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     MIMLIC Venture Corporation
     HomePlus Insurance Agency, Inc.
     Ministers Life Resources, Inc.
     Wedgewood Valley Golf, Inc.


Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)



Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)


Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     MIMLIC Life Insurance Company (Arizona)
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Real Estate Securities Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

        Advantus Cornerstone Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:


     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.
     Advantus Money Market Fund, Inc.
     Advantus Index 500 Fund, Inc.


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 11, 2000, the number of holders of securities of this class were as follows:





                                             Number of Record
            Title of Class                       Holders
            --------------                   ----------------

     Variable Annuity Contracts                   480




ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


          (a) The principal underwriter is Ascend Financial Services, Inc.. Ascend Financial Services, Inc. is also the principal underwriter for twelve mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc. and Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc. and Advantus Real Estate Securities Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

          (b)  Directors and Officers of Underwriter.

                       DIRECTORS AND OFFICERS OF UNDERWRITER


                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------

Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Ascend Financial Services, Inc.    Executive Officer, Chief
400 Robert Street North            Compliance Officer and
St. Paul, Minnesota 55101          Director

Margaret Milosevich                Vice President, Chief         None
Ascend Financial Services, Inc.    Operations Officer,
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           None
Ascend Financial Services, Inc.    and Assistant Secretary
400 Robert Street North
St. Paul, Minnesota 55101



     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:





  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Ascend Financial,
 Services Inc.         $16,104,617           ---              ---           ---



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-79049, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 28th day of February, 2000.



                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By
                                     -----------------------------------------
                                                Robert L. Senkler
                                         Chairman of the Board, President
                                           and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 28th day of February, 2000.



                                   MINNESOTA LIFE INSURANCE COMPANY


                                   By
                                     -----------------------------------------
                                                 Robert L. Senkler
                                         Chairman of the Board, President
                                           and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

            Signature         Title                           Date
            ---------         -----                           -----



----------------------------    Chairman, President and        February 28, 2000
Robert L. Senkler               Chief Executive Officer

*
----------------------------    Director
Anthony L. Andersen



----------------------------    Director
Leslie S. Biller


*
----------------------------    Director
John F. Grundhofer



*
----------------------------    Director
Robert E. Hunstad

----------------------------    Director
Michael E. Shannon

*
----------------------------    Director
Frederick T. Weyerhaeuser


----------------------------    Senior Vice President          February 28, 2000
Gregory S. Strong               (chief financial officer)



----------------------------    Director and Senior            February 28, 2000
William N. Westhoff             Vice President (treasurer)



----------------------------    Director and Attorney-in-Fact  February 28, 2000
Dennis E. Prohofsky

* Pursuant to power of attorney dated December 13, 1999, a copy of which is filed herewith.

                                  EXHIBIT INDEX

Exhibit Number  Description of Exhibit
--------------  ----------------------

       9.       Opinion and consent of Donald F. Gruber, Esq.

      15. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.